ACQUISITIONS AND GOODWILL - Allocation of purchase price (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combinations, Allocation of Purchase Price
Fair value of consideration		¥ 5,230,362	¥ 1,660,685
Effective settlement of pre-existing relationships upon consolidation		20,000	(31,229)
Other net assets acquired		(256,650)	(547,815)
Identifiable intangible assets		(689,800)	(449,600)
Deferred tax liabilities		159,592	75,120
Total identifiable net assets		(786,858)	(922,295)
Goodwill	¥ 7,076,505	7,076,505	2,596,393
Property and equipment	(2,974,715)	(2,783,257)
Accounts payable	412,380	1,133,760
Adjustments to assets acquired and liabilities assumed		16,608	(55,462)
Accounts receivable	(224,307)
Short-term borrowings	461,494
Long-term borrowings	840,000
Finance lease and other financing obligations, current and non-current	1,463,851	1,362,103
Net revenue	9,325,631	7,818,681	5,738,972
Net income	(1,266,118)	(1,191,213)	(669,214)
Asset acquisitions
Non-controlling interests recognized upon these asset acquisitions	¥ 0	56,519	0
Relationship with contract [Member]
Business Combinations, Allocation of Purchase Price
Identifiable intangible assets		¥ (689,800)	¥ (449,600)
Relationship with contract [Member] | Maximum
Business Combinations, Allocation of Purchase Price
Estimated useful life (in years)		7 years	12 years 1 month 6 days
Relationship with contract [Member] | Minimum
Business Combinations, Allocation of Purchase Price
Estimated useful life (in years)		5 years 8 months 12 days	6 years 6 months
Various Business Combinations
Business Combinations, Allocation of Purchase Price
Goodwill		¥ 4,463,504	¥ 707,161